Machinery and Equipment, net	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Machinery and Equipment, net

5. Machinery and Equipment, net

As of March 31, 2025 and December 31, 2024, machinery and equipment, net, was comprised of the following (in thousands):

	March 31, 2025	December 31, 2024
Machinery and equipment	$2,261	$2,224
Accumulated depreciation	(1,466)	(1,355)
Machinery and equipment, net	$795	$869

Depreciation expense amounted to approximately $0.1 million for the three months ended March 31, 2025 and 2024.

5. Machinery and Equipment, net

As of December 31, 2024 and December 31, 2023, machinery and equipment, net, was comprised of the following (in thousands):

	December 31, 2024	December 31, 2023
Machinery and equipment	$2,224	$2,263
Accumulated depreciation	(1,355)	(993)
Machinery and equipment, net	$869	$1,270

Depreciation expense amounted to approximately $0.4 million for the year ended December 31, 2024 and 2023.